UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5843

                      (Investment Company Act File Number)


                            Cash Trust Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




GOVERNMENT CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    GOVERNMENT AGENCIES--17.8%
  $  14,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 5.205% - 5.220%, 3/19/2007 - 4/5/2007           $  13,997,622
     13,250,000     Federal Home Loan Bank System Notes, 5.250% - 5.500%, 6/21/2007 - 2/28/2008                           13,250,423
     14,263,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.925% - 5.020%, 4/3/2007 - 1/7/2008                 13,983,985
     17,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.210% - 5.216%, 3/17/2007 - 5/7/2007           16,998,101
     13,700,000     Federal Home Loan Mortgage Corp. Notes, 4.000% - 5.375%, 3/15/2007 - 3/14/2008                        13,685,977
      7,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.203%, 3/28/2007                           6,996,916
     18,500,000     Federal National Mortgage Association Notes, 3.000% - 5.410%, 5/15/2007 - 1/8/2008                    18,472,666
                       TOTAL GOVERNMENT AGENCIES                                                                          97,385,690
                    REPURCHASE AGREEMENTS--82.2%
     73,000,000     Interest in $3,750,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which              73,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/17/2017 for $3,750,556,250 on 3/1/2007.  The market value of the underlying securities at the end of the period was $3,825,000,090.
     72,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Bear         72,000,000
                    Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 2/25/2037 for $1,000,148,333 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,030,001,940.
     24,270,000     Interest in $1,552,000,000 joint repurchase agreement 5.28%, dated 2/28/2007 under which BNP          24,270,000
                    Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                    2/15/2036 for $1,552,227,627 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,583,040,305.
     72,000,000     Interest in $3,300,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which ING          72,000,000
                    Financial Markets LLC will repurchase a U.S. Treasury and U.S. Government Agency securities with various maturities to 12/1/2036 for $3,300,489,500 on 3/1/2007.  The market value of the underlying securities at the end of the period was $3,370,455,305.
     14,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan          14,000,000
                    Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 1/15/2037 for $770,025,000 on 3/5/2007.  The market value of the underlying securities at the end of the period was 795,518,218.
      8,000,000   3 Interest in $400,000,000 joint repurchase agreement 5.31%, dated 2/2/2007 under which Morgan           8,000,000
                    Stanley & Co. Inc. will repurchase U.S. Government Agency securities with various maturities to
                    1/1/2037 for $410,443,000 on 8/1/2007.  The market value of the underlying securities at the end of the period was $411,186,523.
     73,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which              73,000,000
                    Societe Generale, London will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 3/1/2037 for $1,500,222,500 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,530,000,000.
      5,000,000   3 Interest in $285,000,000 joint repurchase agreement 5.29%, dated 11/8/2006 under which UBS             5,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    10/25/2034 for $300,202,138 on 11/7/2007.  The market value of the underlying securities at the end of the period was 294,456,494.
    110,000,000     Interest in $200,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which               110,000,000
                    Westdeutsche Landesbank Girozentrale, New York will repurchase U.S. Government Agency securities with various maturities to 12/15/2035 for $200,029,667 on 3/1/2007.  The market value of the underlying securities at the end of the period was $204,456,889.
                       TOTAL REPURCHASE AGREEMENTS                                                                       451,270,000
                       TOTAL INVESTMENTS-100.0%                                                                          548,655,690
                       (AT AMORTIZED COST)4
                       OTHER ASSETS AND LIABILITIES-NET-0.0%                                                                  92,217
                       TOTAL NET ASSETS-100%                                                                           $ 548,747,907

1    Floating rate note with current rate and next reset date shown.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4    Also represents cost for federal tax purposes.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.






MUNICIPAL CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.5%1,2
                   ALABAMA--1.8%
  $  1,280,000     Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC),           $   1,280,000
                   3.820%, 3/2/2007
     2,204,500     Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.        2,204,500
                   LOC), 3.800%, 3/1/2007
       380,000     Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/                         380,000
                   (Regions Bank, Alabama LOC), 3.800%, 3/1/2007
     3,100,000     Piedmont, AL, IDB, Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank N.A., New York LOC), 3.850%,          3,100,000
                   3/1/2007
                      TOTAL                                                                                                6,964,500
                   ARIZONA--4.4%
     5,925,000     Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care                   5,925,000
                   Community)/(LaSalle Bank, N.A. LOC), 3.650%, 3/1/2007
     1,525,000     Arizona Health Facilities Authority (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC                  1,525,000
                   INS)/(Bank of Nova Scotia, Toronto LIQ), 3.500%, 3/7/2007
     1,750,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),         1,750,000
                   3.680%, 3/1/2007
       400,000     Maricopa County, AZ, IDA, MFH, Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments             400,000
                   LP)/(FNMA LOC), 3.680%, 3/1/2007
     3,990,000 3,4 Phoenix, AZ, IDA, PT-2940, Weekly VRDNs (California Sunrise Villa Apartments)/(Merrill Lynch &          3,990,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.760%, 3/1/2007
     3,500,000 3,4 Pima County, AZ, IDA, RBC, Floater Certificates (Series I-8), Weekly VRDNs (Christian Care of           3,500,000
                   Tuscon, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 3.690%, 3/1/2007
                      TOTAL                                                                                               17,090,000
                   COLORADO--0.9%
     1,750,000     Adams County, CO, IDB (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC),           1,750,000
                   3.850%, 3/1/2007
     1,380,000     Colorado, HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,           1,380,000
                   N.A. LOC), 3.750%, 3/1/2007
       420,000     Colorado, HFA (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank,             420,000
                   N.A. LOC), 3.750%, 3/1/2007
                      TOTAL                                                                                                3,550,000
                   DISTRICT OF COLUMBIA--0.7%
     2,145,000 3,4 District of Columbia, HFA (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank         2,145,000
                   of New York LIQ), 3.770%, 3/1/2007
       700,000     District of Columbia (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America             700,000
                   N.A. LIQ), 3.530%, 3/7/2007
                      TOTAL                                                                                                2,845,000
                   FLORIDA--3.2%
     1,670,000 3,4 Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers              1,670,000
                   Holdings, Inc. LIQ), 4.600%, 3/1/2007
     3,000,000     Greater Orlando, FL, Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),         3,000,000
                   4.760%, 3/7/2007
     2,315,000     Hillsborough County, FL, IDA (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast,                 2,315,000
                   Inc.)/(SunTrust Bank LOC), 3.520%, 3/7/2007
     5,455,000 3,4 Lee County, FL, Solid Waste System (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp.          5,455,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.620%, 3/7/2007
                      TOTAL                                                                                               12,440,000
                   GEORGIA--1.0%
     1,250,000     DeKalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC),             1,250,000
                   3.710%, 3/7/2007
     2,700,000     Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista                         2,700,000
                   Apartments)/(FNMA LOC), 3.710%, 3/1/2007
                      TOTAL                                                                                                3,950,000
                   ILLINOIS--5.2%
     1,815,000     Chicago, IL (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 3.840%, 3/1/2007        1,815,000
     1,925,000     Illinois Development Finance Authority, IDB, Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A.        1,925,000
                   LOC), 3.950%, 3/1/2007
     4,600,000     Illinois Development Finance Authority, IDB (Series 1997), Weekly VRDNs (Tempco Electric Heater         4,600,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 3/1/2007
     1,000,000     Illinois Development Finance Authority, IDB (Series 2001), Weekly VRDNs (Apogee Enterprises,            1,000,000
                   Inc.)/(Bank of New York LOC), 3.740%, 3/1/2007
     2,630,000     Illinois Development Finance Authority, IDB, Adjustable Rate, IDRB (Series 1996A), Weekly VRDNs         2,630,000
                   (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 3/1/2007
     3,750,000     Illinois Development Finance Authority, MFH (Series 1999), Weekly VRDNs (Butterfield Creek              3,750,000
                   Associates LP)/(LaSalle Bank, N.A. LOC), 3.780%, 3/1/2007
     3,000,000     Illinois Development Finance Authority (Series 2002), Weekly VRDNs (Kasbergen Family Living             3,000,000
                   Trust)/(Bank of the West, San Francisco, CA LOC), 3.800%, 3/1/2007
       500,000     Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3),               500,000
                   Weekly VRDNs (FHLB of Chicago LIQ), 3.580%, 3/7/2007
       794,000     Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC),          794,000
                   4.000%, 3/1/2007
                      TOTAL                                                                                               20,014,000
                   INDIANA--1.9%
       970,000     Carmel, IN (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.810%,                  970,000
                   3/1/2007
     1,071,000     Crawfordsville, IN,EDA (Series 1995: Shady Knoll III Apartments), Weekly VRDNs (Pedcor                  1,071,000
                   Investments-1994-XXII LP)/(FHLB of Indianapolis LOC), 3.800%, 3/1/2007
     1,265,000     Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC),           1,265,000
                   3.850%, 3/1/2007
       675,000     Indiana Development Finance Authority (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan          675,000
                   Chase Bank, N.A. LOC), 4.150%, 3/1/2007
     1,500,000     Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy               1,500,000
                   Leasing LLC)/(U.S. Bank, N.A. LOC), 3.800%, 3/1/2007
     1,840,000     Miami County, IN (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate            1,840,000
                   LLC)/(National City Bank LOC), 3.820%, 3/1/2007
                      TOTAL                                                                                                7,321,000
                   KANSAS--2.9%
     8,417,000 3,4 Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick &           8,417,000
                   Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.850%, 3/1/2007
     2,830,000     Wyandotte County, KS (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 3.850%,             2,830,000
                   3/29/2007
                      TOTAL                                                                                               11,247,000
                   KENTUCKY--1.0%
       745,000     Fort Mitchell, KY, IDA, 4.15% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH              745,000
                   LOC), Optional Tender 5/1/2007
     1,000,000     Henderson County, KY (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank,          1,000,000
                   Cincinnati LOC), 3.850%, 3/1/2007
     1,244,000     Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky,               1,244,000
                   Inc.)/(National City Bank LOC), 3.770%, 3/1/2007
       700,000     Winchester, KY (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.730%, 3/1/2007                   700,000
                      TOTAL                                                                                                3,689,000
                   LOUISIANA--0.6%
     2,500,000     New Orleans, LA, IDB (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank,         2,500,000
                   N.A. LOC), 3.900%, 3/1/2007
                   MAINE--1.4%
     2,600,000 3,4 Maine State Housing Authority, PUTTERs (Series 1414), Weekly VRDNs (J.P. Morgan Chase & Co.             2,600,000
                   LIQ), 3.750%, 3/1/2007
     2,990,000     Paris, ME (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 3.790%,        2,990,000
                   3/1/2007
                      TOTAL                                                                                                5,590,000
                   MARYLAND--0.9%
     1,655,000     Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill           1,655,000
                   Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.720%, 3/28/2007
     1,550,000     Maryland State Economic Development Corp. (Series 1998A-Catterton Printing Company Facility),           1,550,000
                   Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 3/6/2007
       225,000     Maryland State Economic Development Corp. (Series 1998B), Weekly VRDNs (Catterton Printing Co.            225,000
                   Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.900%, 3/6/2007
                      TOTAL                                                                                                3,430,000
                   MINNESOTA--3.2%
     4,880,000 3,4 Becker, MN (Series 2005 FR/RI-FP13), Weekly VRDNs (Northern States Power Co., MN)/                      4,880,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.740%, 3/1/2007
       715,000     Brooklyn Park, MN, EDA (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank,           715,000
                   N.A. LOC), 3.850%, 3/1/2007
     1,425,000     Minneapolis, MN, Health Care System (Series 2005A), Weekly VRDNs (Fairview Health                       1,425,000
                   Services)/(AMBAC INS)/(Citibank NA, New York LIQ), 3.520%, 3/7/2007
     5,000,000     Minnesota State, HFA (Series 2006K), 3.62% BANs, 11/6/2007                                              5,000,000
       370,000     Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.850%, 3/1/2007                  370,000
                      TOTAL                                                                                               12,390,000
                   MISSISSIPPI-0.8%
     3,000,000     Mississippi Home Corp. (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/                         3,000,000
                   (Wachovia Bank N.A. LOC), 3.750%, 3/1/2007
                   MISSOURI--1.3%
     5,000,000     Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank,            5,000,000
                   N.A. LOC), 3.750%, 3/1/2007
                   MULTI STATE--12.1%
     4,963,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 1999-3), Weekly VRDNs (GNMA             4,963,000
                   COL)/(State Street Bank and Trust Co. LIQ), 3.850%, 3/1/2007
     1,385,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2006-5), Weekly VRDNs (GNMA             1,385,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), 3.750%, 3/1/2007
     1,252,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-1), Weekly VRDNs (GNMA             1,252,000
                   COL)/(State Street Bank and Trust Co. LIQ), 3.850%, 3/1/2007
     2,433,000 3,4 Clipper Tax-Exempt Certificates Trust (Multi-State-AMT)/(Series 2005-19), Weekly VRDNs (GNMA            2,433,000
                   COL)/(Merrill Lynch & Co., Inc. LIQ), 3.780%, 3/1/2007
       868,115 3,4 GS Pool Trust (Series 2006-56TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                        868,115
                   (Goldman Sachs Group, Inc. LIQ), 3.750%, 3/1/2007
    13,673,990 3,4 GS Pool Trust (Series 2006-19TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                     13,673,990
                   (Goldman Sachs Group, Inc. LIQ), 3.780%, 3/1/2007
     1,929,844 3,4 GS Pool Trust (Series 2006-35TP), Weekly VRDNs (IXIS Financial Products Inc. INS)/                      1,929,844
                   (Goldman Sachs Group, Inc. LIQ), 3.780%, 3/1/2007
    20,245,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), Weekly VRDNs (Merrill          20,245,000
                   Lynch & Co., Inc. LIQ), 3.900%, 3/1/2007
                      TOTAL                                                                                               46,749,949
                   NEVADA--0.6%
     2,500,000     Clark County, NV, Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1), Weekly VRDNs         2,500,000
                   (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.520%, 3/7/2007
                   NEW HAMPSHIRE--1.0%
     4,000,000     New Hampshire Business Finance Authority, PCRBs (1990 Series A), 3.62% CP (New England Power            4,000,000
                   Co.), Mandatory Tender 3/12/2007
                   NEW MEXICO--1.4%
     5,462,760     New Mexico Mortgage Finance Authority (Series 2006), 4.522% TOBs (Trinity Plus Funding Co. LLC),        5,462,760
                   Mandatory Tender 7/1/2007
                   NEW YORK--3.5%
    12,475,000     New York City, NY, Municipal Water Finance Authority (Series 2001 F-1) Daily VRDNs (Dexia Credit       12,475,000
                   Local LIQ), 3.640%, 3/1/2007
       700,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-            700,000
                   G), Weekly VRDNs (Bank of New York LIQ), 3.500%, 3/7/2007
       250,000     New York City, NY (Series 2004H-6), Weekly VRDNs (Bank of America N.A. LOC), 3.470%, 3/7/2007             250,000
                      TOTAL                                                                                               13,425,000
                   NORTH DAKOTA--0.9%
       200,000     Fargo, ND (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC),               200,000
                   3.740%, 3/1/2007
     3,100,000     Grand Forks, ND (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank,        3,100,000
                   N.A. LOC), 3.750%, 3/1/2007
                      TOTAL                                                                                                3,300,000
                   OHIO--12.5%
       745,000     Akron, Bath & Copley, OH, Joint Township (Series 2002), Weekly VRDNs (Sumner on Ridgewood,                745,000
                   Inc.)/(KBC Bank N.V. LOC), 3.670%, 3/1/2007
     2,000,000     Belmont County, OH, 4.25% BANs, 3/14/2007                                                               2,000,481
     2,179,000     Clinton Massie, OH, Local School District, 4.00% BANs, 11/21/2007                                       2,184,648
     3,000,000     Hamilton, OH, City School District, 4.25% BANs, 6/6/2007                                                3,004,699
     2,000,000     Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.710%,           2,000,000
                   3/7/2007
     1,100,000     Licking County, OH, Career & Technology Educational Centers, 4.50% BANs, 9/12/2007                      1,104,644
     3,650,000     Mayfield, OH, 4.25% BANs, 9/11/2007                                                                     3,660,282
     6,750,000     Ohio, HFA (Series I), Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 3.570%, 3/7/2007             6,750,000
     6,500,000     Ohio, HFA (Series J), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.570%,            6,500,000
                   3/7/2007
     2,000,000     Ohio State, Solid Waste Revenue Bonds (Series 1998), Daily VRDNs (BP Exploration & Oil,                 2,000,000
                   Inc.)/(BP PLC GTD), 3.680%, 3/1/2007
     2,154,100     Painesville, OH (Series 2006-1), 4.50% BANs, 3/21/2007                                                  2,155,148
     1,000,000     Perrysburg, OH, UT GO, 4.25% BANs, 11/8/2007                                                            1,004,126
     2,975,000     Ross County, OH, 4.75% BANs, 5/30/2007                                                                  2,981,727
     1,500,000     Sylvania, OH, City School District, 4.50% BANs, 7/26/2007                                               1,503,780
     3,500,000     Sylvania, OH, 4.50% BANs, 4/18/2007                                                                     3,503,549
     2,500,000     Toledo-Lucas County, OH, Port Authority (Series 2006), Weekly VRDNs (Van Deurzen Dairy                  2,500,000
                   LLC)/(LaSalle Bank, N.A. LOC), 3.710%, 3/1/2007
     5,000,000     Trumbull County, OH, Sewer District (Series A), 4.00% BANs, 4/4/2007                                    5,001,570
                      TOTAL                                                                                               48,599,654
                   OKLAHOMA--1.4%
     2,000,000     Broken Arrow, OK, EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC),             2,000,000
                   4.000%, 3/1/2007
     1,000,000     Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips                      1,000,000
                   Co.)/(ConocoPhillips GTD), 3.600%, 3/7/2007
     2,500,000     Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.600%,           2,500,000
                   3/7/2007
                      TOTAL                                                                                                5,500,000
                   OREGON--0.5%
     1,000,000     Oregon State (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA         1,000,000
                   LOC), 3.800%, 3/1/2007
     1,000,000     Oregon State (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC),         1,000,000
                   3.800%, 3/1/2007
                      TOTAL                                                                                                2,000,000
                   PENNSYLVANIA--1.7%
       895,000     McKean County, PA, IDA (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/                         895,000
                   (PNC Bank, N.A. LOC), 3.900%, 3/1/2007
     2,000,000     Pennsylvania, EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs           2,000,000
                   (Sunoco, Inc.), 3.700%, 3/7/2007
     3,700,000     Philadelphia, PA, Authority for Industrial Development, Weekly VRDNs (30th Street Ltd. LP)/(MBIA        3,700,000
                   Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.650%, 3/7/2007
                      TOTAL                                                                                                6,595,000
                   SOUTH CAROLINA--1.7%
     1,800,000     Berkeley County, SC, IDB, Weekly VRDNs (Nucor Corp.), 3.590%, 3/7/2007                                  1,800,000
     3,800,000     Berkeley County, SC, IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 3.590%, 3/7/2007                    3,800,000
       860,000     South Carolina Jobs-EDA (Series 2005A), Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian             860,000
                   Asset Assurance INS)/(RBC Centura Bank LIQ), 3.710%, 3/1/2007
                      TOTAL                                                                                                6,460,000
                   SOUTH DAKOTA--3.6%
    14,000,000 3,4 Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South          14,000,000
                   Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.850%, 3/1/2007
                   TENNESSEE--1.8%
     1,100,000     Franklin County, TN, IDB (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC),             1,100,000
                   3.710%, 3/7/2007
       165,000     Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%,           165,000
                   3/1/2007
     2,500,000     Jackson, TN, IDB (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama        2,500,000
                   LOC), 3.750%, 3/1/2007
       150,000     Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC),             150,000
                   3.760%, 3/7/2007
     3,100,000     Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.820%,          3,100,000
                   3/1/2007
                      TOTAL                                                                                                7,015,000
                   TEXAS--11.5%
     9,715,000 3,4 Bexar County, TX, Housing Finance Corp., PT-2596 Weekly VRDNs (Rosemont Apartments)/(Merrill            9,715,000
                   Lynch & Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.760%, 3/1/2007
     7,575,000 3,4 Brazos River Authority, TX, ROCs (Series 617CE), Weekly VRDNs (TXU Energy Co. LLC)/                     7,575,000
                   (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.720%, 3/1/2007
       975,000 3,4 Dallas-Fort Worth, TX, International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA,           975,000
                   MBIA Insurance Corp. INS) and Bank of New York LIQs), 3.800%, 3/1/2007
     1,485,000     East Texas Housing Finance Corp. (Series 2002), Weekly VRDNs (The Park at Shiloh                        1,485,000
                   Apartments)/(Wachovia Bank N.A. LOC), 3.750%, 3/1/2007
     5,695,000     Houston, TX, Higher Education Finance Corp. (Series 2003A), Tierwester Oaks and Richfield Manor         5,695,000
                   Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 3.720%, 3/1/2007
     4,730,000     Houston, TX, Housing Finance Corp. (Series 2005), Weekly VRDNs (Fairlake Cove                           4,730,000
                   Apartments)/(Citibank NA, New York LOC), 3.630%, 3/7/2007
     5,000,000     Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals,         5,000,000
                   Inc.), 3.590%, 3/7/2007
     5,445,000 3,4 Port of Houston, TX, Roaring Forks (Series 2005-24), Weekly VRDNs (MBIA Insurance Corp.                 5,445,000
                   INS)/(Bank of New York LIQ), 3.800%, 3/1/2007
     1,535,000 3,4 Texas State Department of Housing & Community Affairs, (PT-1347), Weekly VRDNs (Bluffview Senior        1,535,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.760%, 3/1/2007
     2,475,000 3,4 Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs         2,475,000
                   (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.610%, 3/7/2007
                      TOTAL                                                                                               44,630,000
                   VIRGINIA--7.2%
       500,000     Fairfax County, VA, IDA (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.490%, 3/7/2007            500,000
     2,250,000     Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA,          2,250,000
                   New York LOC), 3.550%, 3/7/2007
     5,790,000     King George County IDA, VA (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc.)/                      5,790,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.720%, 3/1/2007
     3,525,000     Madison County, VA, IDA (Series 1998), Weekly VRDNs (Madison Wood Preservers, Inc.)/                    3,525,000
                   (Wachovia Bank N.A. LOC), 3.720%, 3/1/2007
     1,400,000     Mecklenburg County, VA, IDA (Series 1999), Weekly VRDNs (Glaize and Bro. LLC)/                          1,400,000
                   (Wachovia Bank N.A. LOC), 3.770%, 3/1/2007
     5,000,000     Metropolitan Washington DC, Airports Authority (Series 2005B), 3.68% CP (Bank of America N.A.           5,000,000
                   LOC), Mandatory Tender 8/8/2007
     7,000,000     Metropolitan Washington DC, Airports Authority (Sub Series A), 3.67% CP (Landesbank Baden-              7,000,000
                   Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007
       925,000     Portsmouth, VA, Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire               925,000
                   Square Townhouse Apartments)/(SunTrust Bank LOC), 3.710%, 3/7/2007
     1,590,000     Virginia Small Business Financing Authority, Weekly VRDNs (Moses Lake Industries)/(Key Bank,            1,590,000
                   N.A. LOC), 3.590%, 3/7/2007
       100,000     Virginia Small Business Financing Authority (Series 2006), Weekly VRDNs (Virginia Historical              100,000
                   Society)/(SunTrust Bank LOC), 3.520%, 3/7/2007
                      TOTAL                                                                                               28,080,000
                   WASHINGTON--4.7%
     5,295,000 3,4 Clark County, WA, Public Utilities District No. 001, MERLOTS (Series 2001-A116), Weekly VRDNs           5,295,000
                   (Financial Security Assurance, Inc. INS)/(Bank of New York LIQ), 3.720%, 11/15/2007
       750,000     King County, WA, Sewer System (Series 2006A), Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank           750,000
                   N.V. LIQ), 3.630%, 3/1/2007
       665,000     Washington State, EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of             665,000
                   America N.A. LOC), 3.620%, 3/7/2007
     1,900,000     Washington State, Housing Finance Commission (Series 1995), Weekly VRDNs (Heatherstone                  1,900,000
                   Apartments, LP)/(U.S. Bank, N.A. LOC), 3.750%, 3/1/2007
     2,575,000     Washington State Housing Finance Commission (Series 1996A: Pacific Inn Apartments), Weekly VRDNs        2,575,000
                   (225-112th NE LP)/(U.S. Bank, N.A. LOC), 3.790%, 3/1/2007
     2,250,000     Washington State, Housing Finance Commission (Series 1998A: Oxford Square Apartments), Weekly           2,250,000
                   VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 3.790%, 3/1/2007
     4,900,000     Washington State, Housing Finance Commission (Series 2005A: Park Vista) Daily VRDNs (MWSH Port          4,900,000
                   Orchard LLC)/(Bank of America N.A. LOC), 3.710%, 3/1/2007
                      TOTAL                                                                                               18,335,000
                   WISCONSIN--2.2%
     2,000,000     Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton                     2,000,000
                   Papers)/(LaSalle Bank, N.A. LOC), 3.900%, 3/1/2007
     3,555,000     Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank,                 3,555,000
                   Milwaukee LOC), 3.740%, 3/1/2007
       335,000     Marshfield, WI (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A.            335,000
                   LOC), 4.150%, 3/1/2007
     2,600,000     Mukwonago, WI (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee             2,600,000
                   LOC), 3.740%, 3/1/2007
                      TOTAL                                                                                                8,490,000
                      TOTAL INVESTMENTS --- 99.5%                                                                        386,162,863
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.5%                                                        1,872,226
                      TOTAL NET ASSETS --- 100%                                                                        $ 388,035,089


     Securities that are subject to the federal alternative minimum tax (AMT) represent 74.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At February 28, 2007, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
           FIRST TIER                     SECOND TIER
           97.8%                          2.2%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $126,421,949, which represented 32.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2007, these liquid restricted securities amounted to $126,421,949, which represented 32.6% of total net assets.

5 Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ(s)  --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PCRBs   --Pollution Control Revenue Bonds
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes







PRIME CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                      ASSET-BACKED SECURITIES-2.8%
                      FINANCE - AUTOMOTIVE--0.8%
  $  20,043,808     1 CAL Securitization Trust 2006-1, Class A1, 5.400%, 12/17/2007                                  $    20,043,808
      6,670,704       Capital Auto Receivables Asset Trust 2006-2, Class A1, 5.340%, 12/17/2007                            6,670,704
      3,321,934   1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007                                     3,321,934
      4,737,391       GS Auto Loan Trust 2006-1, Class A1, 5.514%, 8/15/2007                                               4,737,391
      4,459,050       Nissan Auto Lease Trust 2006-A, Class A1, 5.346%, 12/14/2007                                         4,459,050
                         TOTAL                                                                                            39,232,887
                      FINANCE - EQUIPMENT--0.3%
      8,656,714       CNH Equipment Trust 2006-B, Class A1, 5.392%, 10/5/2007                                              8,656,714
      4,338,363       GE Equipment Midticket LLC Series 2006-1, Class A1, 5.301%, 12/15/2007                               4,338,363
                         TOTAL                                                                                            12,995,077
                      FINANCE - RETAIL--1.7%
     40,000,000   1,2 Arkle Master Issuer PLC 2006-1, Class 1A, 5.300%, 11/19/2007                                        40,000,000
     31,500,000   1,2 Holmes Master Issuer PLC 2006-1, Class 1A, 5.300%, 10/15/2007                                       31,500,000
      6,000,000       Permanent Master Issuer PLC 2007-1, Class A, 5.300%, 1/15/2008                                       6,000,000
                         TOTAL                                                                                            77,500,000
                         TOTAL ASSET-BACKED SECURITIES                                                                   129,727,964
                      CERTIFICATES OF DEPOSIT--5.0%
                      BANKING--5.0%
     70,000,000       Barclays Bank PLC, 5.320% - 5.380%, 1/25/2008 - 2/15/2008                                           70,000,000
     40,000,000       Calyon, Paris, 5.192% - 5.240%, 4/11/2007 - 4/19/2007                                               40,000,000
     48,000,000       Credit Suisse, Zurich, 5.200% - 5.300%, 3/29/2007 - 1/14/2008                                       48,000,000
     15,000,000       HBOS Treasury Services PLC, 5.355%, 5/15/2007                                                       15,000,000
     30,000,000       Societe Generale, Paris, 5.190%, 10/9/2007                                                          29,971,099
     28,000,000       Toronto Dominion Bank, 5.505% - 5.600%, 6/18/2007 - 8/3/2007                                        28,004,149
                         TOTAL CERTIFICATES OF DEPOSIT                                                                   230,975,248
                      COLLATERALIZED LOAN AGREEMENTS--28.5%
                      BANKING--12.3%
    100,000,000       BNP Paribas Securities Corp., 5.422%, 3/1/2007                                                     100,000,000
     90,000,000       Credit Suisse First Boston LLC, 5.392%, 3/1/2007                                                    90,000,000
     50,000,000       Deutsche Bank Securities, Inc., 5.355%, 3/14/2007 - 3/19/2007                                       50,000,000
     75,000,000       Greenwich Capital Markets, Inc., 5.437%, 3/1/2007                                                   75,000,000
     25,000,000       HSBC Securities (USA), Inc., 5.412%, 3/1/2007                                                       25,000,000
     50,000,000       J.P. Morgan Securities, Inc., 5.412%, 3/1/2007                                                      50,000,000
    180,000,000       RBC Capital Markets Corp., 5.392%, 3/1/2007                                                        180,000,000
                         TOTAL                                                                                           570,000,000
                      BROKERAGE--16.2%
    115,000,000       Bear Stearns & Co., Inc., 5.432%, 3/1/2007                                                         115,000,000
    205,000,000       Citigroup Global Markets, Inc., 5.412%, 3/1/2007                                                   205,000,000
    140,000,000       Goldman Sachs & Co., 5.382% - 5.412%, 3/1/2007                                                     140,000,000
     90,000,000       Lehman Brothers, Inc., 5.462%, 3/1/2007                                                             90,000,000
    150,000,000       Merrill Lynch, Pierce, Fenner and Smith, 5.412%, 3/23/2007                                         150,000,000
     50,000,000       Morgan Stanley & Co., Inc., 5.382%- 5.412%, 3/1/2007                                                50,000,000
                         TOTAL                                                                                           750,000,000
                         TOTAL COLLATERALIZED LOAN AGREEMENTS                                                          1,320,000,000
                      COMMERCIAL PAPER---24.5%3
                      AEROSPACE / AUTO--1.5%
     45,200,000   1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 5.310% - 5.320%,         44,856,871
                      4/12/2007 - 5/1/2007
     24,500,000   1,2 Volkswagen of America, Inc., (GTD by Volkswagen AG), 5.320%, 3/1/2007 - 4/3/2007                    24,397,590
                         TOTAL                                                                                            69,254,461
                      BANKING--3.3%
     25,000,000       Citigroup Funding, Inc., 5.270%, 5/1/2007                                                           24,776,757
     45,000,000   1,2 Fountain Square Commercial Funding Corp., 5.250% - 5.260%, 4/24/2007 - 5/4/2007                     44,594,433
     22,000,000   1,2 KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 5.200%, 5/14/2007                21,764,844
     65,000,000   1,2 Picaros Funding LLC, (GTD by KBC Bank N.V.), 5.125% - 5.250%, 3/13/2007 - 10/5/2007                 64,107,342
                         TOTAL                                                                                           155,243,376
                      CONSUMER PRODUCTS--1.0%
     45,000,000   1,2 Fortune Brands, Inc., 5.300% - 5.310%, 3/13/2007 - 5/8/2007                                         44,739,004
                      FINANCE - AUTOMOTIVE--4.9%
     45,800,000       DaimlerChrysler North America Holding Corp., 5.350% - 5.380%, 3/1/2007 - 4/26/2007                  45,579,653
    115,000,000       FCAR Auto Loan Trust, A1+/P1 Series, 5.210% - 5.250%, 3/7/2007 - 7/23/2007                         113,447,889
     69,000,000       FCAR Auto Loan Trust, A1/P1 Series, 5.180% - 5.260%, 3/19/2007 - 8/10/2007                          68,159,044
                         TOTAL                                                                                           227,186,586
                      FINANCE - COMMERCIAL--0.5%
     25,000,000       CIT Group, Inc., 5.230%, 7/12/2007                                                                  24,516,951
                      FINANCE - RETAIL--4.9%
     10,000,000   1,2 Amsterdam Funding Corp., 5.190%, 4/11/2007                                                           9,940,892
     12,000,000   1,2 Compass Securitization LLC, 5.260%, 3/15/2007                                                       11,975,453
     65,000,000       Countrywide Financial Corp., 5.280%, 4/13/2007                                                      64,590,067
    102,000,000   1,2 Paradigm Funding LLC, 5.205% - 5.230%, 3/26/2007 - 8/13/2007                                        99,858,419
     40,000,000   1,2 Sheffield Receivables Corp., 5.240% - 5.250%, 4/26/2007 - 5/14/2007                                 39,634,267
                         TOTAL                                                                                           225,999,098
                      FINANCE - SECURITIES--6.8%
     23,000,000   1,2 Beta Finance, Inc., 5.240%, 3/13/2007                                                               22,959,827
     75,000,000 1,2,4 Georgetown Funding Co. LLC, 5.306% - 5.313%, 3/21/2007 - 4/8/2007                                   74,867,750
     83,500,000   1,2 Grampian Funding LLC, 5.210% - 5.240%, 3/12/2007 - 7/20/2007                                        82,855,618
     85,000,000   1,2 KLIO II Funding Ltd., 5.250% - 5.290%, 3/19/2007 - 4/18/2007                                        84,575,247
     13,000,000   1,2 Perry Global Funding LLC Series A, 5.245%, 4/12/2007                                                12,920,451
     22,719,000   1,2 Scaldis Capital LLC, 5.240%, 5/18/2007                                                              22,461,064
     15,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210%, 8/1/2007                                 14,667,862
                         TOTAL                                                                                           315,307,819
                      FOOD & BEVERAGE--0.4%
     21,000,000   1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.330%, 3/9/2007 - 4/2/2007                           20,963,682
                      OIL & OIL FINANCE--0.3%
     12,725,000   1,2 ConocoPhillips Qatar Funding Ltd., (GTD by ConocoPhillips, GTD by ConocoPhillips Co.),              12,621,785
                      5.300% - 5.320%, 3/19/2007 - 5/2/2007
                      PUBLISHING AND PRINTING--0.9%
     41,500,000   1,2 Gannett Co., Inc., 5.320% - 5.330%, 3/1/2007 - 3/13/2007                                            41,485,352
                         TOTAL COMMERCIAL PAPER                                                                        1,137,318,114
                      CORPORATE NOTES--5.2%
                      BANKING--2.1%
     22,000,000       Credit Suisse, Zurich, 5.420%, 12/4/2007                                                            22,000,000
     50,000,000       Societe Generale, Paris, 5.400% - 5.420%, 1/16/2008 - 2/13/2008                                     50,000,000
     23,500,000       Toronto Dominion Bank, 5.420%, 12/12/2007                                                           23,500,000
                         TOTAL                                                                                            95,500,000
                      BROKERAGE--0.9%
     40,000,000       Goldman Sachs Group, Inc., 5.432%, 1/16/2008                                                        40,000,000
                      FINANCE - SECURITIES--2.0%
     30,000,000   1,2  K2 (USA) LLC, (GTD by K2 Corp.), 5.000%, 3/12/2007                                                 30,000,000
     65,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.210% - 5.375%, 4/19/2007 - 2/4/2008            64,998,767
                         TOTAL                                                                                            94,998,767
                      INSURANCE--0.2%
     12,000,000   1,2 MBIA Global Funding LLC, 5.400%, 12/20/2007                                                         12,000,000
                         TOTAL CORPORATE NOTES                                                                           242,498,767
                      LOAN PARTICIPATION--1.1%
                      FINANCE - RETAIL--0.6%
     27,000,000       Countrywide Home Loans, Inc., 5.330%, 4/10/2007                                                     27,000,000
                      MISCELLANEOUS--0.5%
     22,000,000       Cargill, Inc., 5.310%, 3/27/2007 - 3/29/2007                                                        22,000,000
                         TOTAL LOAN PARTICIPATION                                                                         49,000,000
                      NOTES - VARIABLE--30.9%5
                      BANKING--15.5%
      4,950,000       35 N. Fourth Street Ltd., Series 2000, (Huntington National Bank, Columbus, OH LOC),                 4,950,000
                      5.420%, 3/1/2007
      2,370,000       6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY           2,370,000
                      LOC), 5.420%, 3/2/2007
      4,325,000       Alabama Incentives Financing Authority, Series 1999-C, (Wachovia Bank N.A. LOC), 5.320%,             4,325,000
                      3/1/2007
      3,849,000       American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.360%,              3,849,000
                      3/1/2007
      3,800,000       American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 5.490%, 3/1/2007                         3,800,000
     80,000,000   1,2 Australia & New Zealand Banking Group, Melbourne, 5.336%, 3/5/2007                                  80,000,000
     68,000,000   1,2 BNP Paribas SA, 5.310%, 3/26/2007                                                                   68,000,000
      5,910,000       Bond Holdings LP, (Wachovia Bank N.A. LOC), 5.370%, 3/2/2007                                         5,910,000
        720,000       Boozer Lumber Co., (Wachovia Bank N.A. LOC), 5.520%, 3/2/2007                                          720,000
        310,000       C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National                310,000
                      Bank, Columbus, OH LOC), 5.460%, 3/1/2007
      7,565,000       Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 5.460%, 3/1/2007               7,565,000
      1,399,000       Capital One Funding Corp., Series 1995-D, (JPMorgan Chase Bank, N.A. LOC), 5.360%, 3/1/2007          1,399,000
        390,000       Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.380%,             390,000
                      3/1/2007
      5,785,000       Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/2/2007           5,785,000
      4,665,000       Columbus, GA Development Authority, Woodmont Properties, LLC, Series 2000, (Columbus Bank            4,665,000
                      and Trust Co., GA LOC), 5.360%, 3/1/2007
      2,550,000       Crane Plastics Siding LLC, Series 2000, (JPMorgan Chase Bank, N.A. LOC), 5.370%, 3/1/2007            2,550,000
        850,000       Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.380%,                850,000
                      3/1/2007
     10,000,000   1,2 DePfa Bank PLC, 5.400%, 3/15/2007                                                                   10,000,000
      1,650,000       Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.370%, 3/7/2007              1,650,000
      2,240,000       Engle Printing & Publishing, Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY            2,240,000
                      LOC), 5.420%, 3/2/2007
      5,172,000       Frank Parsons Paper Co., Inc., Series 1999, (Manufacturers & Traders Trust Co., Buffalo, NY          5,172,000
                      LOC), 5.420%, 3/2/2007
      5,795,000       Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC),            5,795,000
                      5.420%, 3/2/2007
      6,100,000       Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 5.390%, 3/7/2007                 6,100,000
        400,000       Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers &                   400,000
                      Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/7/2007
      1,875,000       Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/2/2007           1,875,000
      2,595,000       Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 5.440%, 3/2/2007                                2,595,000
      6,275,000       Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 5.370%,                6,275,000
                      3/1/2007
     69,000,000   1,2 HBOS Treasury Services PLC, 5.430% - 5.436%, 3/26/2007 - 5/21/2007                                  69,000,000
     55,000,000       HBOS Treasury Services PLC, 5.310% - 5.390%, 3/1/2007 - 3/27/2007                                   55,000,000
        950,000       Hanna Steel Corp., (Wachovia Bank N.A. LOC), 5.490%, 3/2/2007                                          950,000
      4,360,000       Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA            4,360,000
                      LOC), 5.320%, 3/1/2007
      2,795,000       Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 5.470%, 3/1/2007                     2,795,000
      7,345,000       Jackson-Rime Development Co. I, Series 2002, (First Commercial Bank, Birmingham, AL LOC),            7,345,000
                      5.320%, 3/1/2007
     50,000,000     1 MONET Trust, Series 2000-1 Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 5.433%, 3/28/2007         50,000,000
      2,705,000       Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers &                 2,705,000
                      Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/2/2007
      3,930,000       Maryland State Economic Development Corp., Human Genome Sciences Series 1999A,                       3,930,000
                      (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/6/2007
     50,000,000       Maryland State Economic Development Corp., Series 2001A Human Genome Sciences,                      50,000,000
                      (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.420%, 3/6/2007
      3,955,000       Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A),                  3,955,000
                      (National Bank of Commerce, Memphis, TN LOC), 5.400%, 3/1/2007
      5,000,000   1,2 National Australia Bank Ltd., Melbourne, 5.310%, 3/7/2007                                            5,000,000
      7,085,000       Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 5.410%, 3/1/2007                   7,085,000
        540,000       PV Communications, Inc., Series 1998, (Huntington National Bank, Columbus, OH LOC), 5.510%,            540,000
                      3/1/2007
      7,975,000       Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 5.470%,                 7,975,000
                      3/2/2007
     25,000,000   1,2 Royal Bank of Canada, Montreal, 5.290%, 3/1/2007                                                    25,000,000
        370,000       Sandridge Food Corp., (National City Bank LOC), 5.360%, 3/1/2007                                       370,000
     16,250,000       Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 5.460%, 3/1/2007                             16,250,000
     30,000,000   1,2 Societe Generale, Paris, 5.310%, 3/2/2007                                                           30,000,000
      3,000,000       Sojourn Project, Series 1997, (FirstMerit Bank, N.A. LOC), 5.360%, 3/1/2007                          3,000,000
      7,835,000       Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 5.460%, 3/1/2007                 7,835,000
      1,800,000       Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 5.320%, 3/1/2007                             1,800,000
      4,215,000       Sun Valley, Inc., (Wachovia Bank N.A. LOC), 5.370%, 3/2/2007                                         4,215,000
      2,735,000       Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY            2,735,000
                      LOC), 5.420%, 3/2/2007
      2,000,000       Swiger Coil Systems, Inc., Series 2000, (Huntington National Bank, Columbus, OH LOC),                2,000,000
                      5.510%, 3/1/2007
        585,000       TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 5.410%, 3/1/2007                        585,000
      2,925,000       Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 5.440%, 3/1/2007                      2,925,000
     20,000,000   1,2 Union Hamilton Special Purpose Funding LLC, Series 2005-2 Tranche #1, (GTD by Wachovia              20,000,000
                      Corp.), 5.365%, 3/21/2007
     38,000,000       Wells Fargo & Co., 5.380%, 3/2/2007                                                                 38,000,000
     48,000,000   1,2 Westpac Banking Corp. Ltd., Sydney, 5.310%, 3/16/2007                                               48,000,000
      1,370,000       Wexner Heritage House, Series 2000, (Huntington National Bank, Columbus, OH LOC), 5.460%,            1,370,000
                      3/1/2007
        790,000       White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC),                  790,000
                      5.460%, 3/1/2007
        960,000       YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 5.460%, 3/1/2007                     960,000
                         TOTAL                                                                                           716,015,000
                      BROKERAGE--6.3%
     50,000,000   1,2 Goldman Sachs Group, Inc., 5.370%, 3/15/2007                                                        50,001,078
     35,000,000       Merrill Lynch & Co., Inc., 5.400%, 3/5/2007                                                         35,000,000
     40,000,000   1,2 Merrill Lynch & Co., Inc., 5.570%, 3/12/2007                                                        40,000,000
    167,000,000       Morgan Stanley, 5.360% - 5.450%, 3/1/2007 - 3/27/2007                                              167,000,000
                         TOTAL                                                                                           292,001,078
                      FINANCE - COMMERCIAL--1.9%
     85,300,000   1,2 General Electric Capital Corp., 5.445%, 3/9/2007 - 3/20/2007                                        85,300,000
      3,000,000       South Carolina Jobs-EDA, Roller Bearing Co., Series 1994 B, (Heller Financial, Inc. LOC),            3,000,000
                      5.520%, 3/1/2007
                         TOTAL                                                                                            88,300,000
                      FINANCE - RETAIL--2.1%
     31,000,000       AFS Insurance Premium Receivables Trust, (Series 1994-A), 5.876%, 3/15/2007                         31,000,000
     15,000,000   1,2 Compass Securitization LLC, 5.275%, 3/12/2007                                                       14,998,621
     30,000,000   1,2 Paradigm Funding LLC, 5.280%, 3/1/2007                                                              30,000,000
     22,000,000   1,2 SLM Corp., 5.320%, 3/14/2007                                                                        22,000,000
                         TOTAL                                                                                            97,998,621
                      FINANCE - SECURITIES--2.8%
     82,000,000   1,2  K2 (USA) LLC, (GTD by K2 Corp.), 5.300% - 5.320%, 3/1/2007 - 4/25/2007                             81,994,721
     46,000,000   1,2 Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.320% - 5.325%, 3/1/2007                        45,997,414
                         TOTAL                                                                                           127,992,135
                      GOVERNMENT AGENCY--0.0%
        810,000       Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B, (Federal National            810,000
                      Mortgage Association LOC), 5.440%, 3/1/2007
                      INSURANCE--1.5%
     15,000,000       Genworth Life Insurance Co., 5.450%, 5/9/2007                                                       15,000,000
      9,000,000       Hartford Life Global Funding Trust, 5.320%, 3/15/2007                                                9,000,000
      9,000,000   1,2 MBIA Global Funding LLC, 5.280%, 3/21/2007                                                           8,999,496
     35,000,000       Monumental Life Insurance Co., 5.500%, 5/30/2007                                                    35,000,000
                         TOTAL                                                                                            67,999,496
                      MUNICIPAL--0.8%
     39,000,000       Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.330%, 3/15/2007                  39,000,000
                         TOTAL NOTES - VARIABLE                                                                        1,430,116,330
                      REPURCHASE AGREEMENT--1.9%
     87,867,000       Interest in $3,750,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which            87,867,000
                      Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 1/17/2017 for $3,750,556,250 on 3/1/2007.  The market value of the underlying securities at the end of the period was $3,825,000,090.
                         TOTAL INVESTMENTS -99.9%                                                                      4,627,503,423
                         (AT AMORTIZED COST)6
                         OTHER ASSETS AND LIABILITIES---NET-0.1%                                                           4,725,266
                         TOTAL NET ASSETS-100%                                                                       $ 4,632,228,689

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $1,782,403,592, which represented 38.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors "). At February 28, 2007 these liquid restricted securities amounted to $1,712,359,784, which represented 37.0% of total net assets.

3    Discount rate at the time of purchase.

4    Reflects potential extension period.

5    Floating rate note with current rate and next reset date shown.

6    Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors held at February 28, 2007,is as follows:

 SECURITY                                       ACQUISITION          ACQUISITION
                                                DATE                 COST
 CAL Securitization Trust 2006-1, Class A1,     12/14/2006           $20,043,808
 5.400%, 12/17/2007
 MONET Trust, Series 2000-1 Class A-2A,         6/1/2005-3/28/2006   $50,000,000
 Dresdner Bank AG, Frankfurt SWP), 5.433%,
 3/28/2007



The following acronyms are used throughout this portfolio:

 EDA --Economic Development Authority
 GTD --Guaranteed
 IDA --Industrial Development Authority
 LOC --Letter of Credit
 SWP --Swap Agreement








TREASURY CASH SERIES
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   REPURCHASE AGREEMENTS--100%
  $ 57,452,000     Interest in $1,552,000,000 joint repurchase agreement 5.28%, dated 2/28/2007 under which BNP        $  57,452,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   2/15/2036 for $1,552,227,627 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,583,040,305.
    62,000,000     Interest in $850,000,000 joint repurchase agreement 5.29%, dated 2/28/2007 under which Barclays        62,000,000
                   Capital, Inc. will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for
                   $850,124,903 on 3/1/2007.  The market value of the underlying securities at the end of the period was $867,000,853.
    62,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 2/28/2007 under which               62,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2029 for $1,500,220,417 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,530,225,712.
    62,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.29%, dated 2/28/2007 under which Fortis        62,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 4/15/2032 for
                   $1,500,220,417 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,530,000,794.
    62,000,000     Interest in $1,850,000,000 joint repurchase agreement 5.29%, dated 2/28/2007 under which J.P.          62,000,000
                   Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                   2/15/2036 for $1,850,271,847 on 3/1/2007.  The market value of the underlying securities at the end of the period was $1,887,003,933.
     3,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.21%, dated 9/20/2006 under which Morgan           3,000,000
                   Stanley & Co., Inc. will repurchase a U.S. Treasury security maturing on 2/15/2010 for
                   $157,901,833 on 9/19/2007.  The market value of the underlying security at the end of the period was $156,933,968.
     2,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.23%, dated 10/16/2006 under which UBS             2,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2037 for
                   $153,944,292 on 4/16/2007.  The market value of the underlying securities at the end of the period was $157,020,885.
     6,000,000   1 Interest in $280,000,000 joint repurchase agreement 5.23%, dated 2/26/2007 under which UBS              6,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2010 for
                   $281,220,333 on 3/29/2007.  The market value of the underlying securities at the end of the period was $286,605,352.
    11,000,000   1 Interest in $575,000,000 joint repurchase agreement 5.23%, dated 2/8/2007 under which UBS              11,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 5/15/2017 for
                   $584,272,354 on 5/31/2007.  The market value of the underlying securities at the end of the period was $589,517,292.
     7,000,000   1 Interest in $300,000,000 joint repurchase agreement 5.23%, dated 9/5/2006 under which UBS               7,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 2/15/2031 for
                   $308,934,583 on 3/30/2007.  The market value of the underlying securities at the end of the period was $315,038,873.
     3,000,000   1 Interest in $100,000,000 joint repurchase agreement 5.34%, dated 8/8/2006 under which UBS               3,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 11/15/2028 for $105,399,333 on 8/7/2007.  The market value of the underlying securities at the end of the period was $107,022,186.
                      TOTAL INVESTMENTS-100%                                                                             337,452,000
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES-NET-(0.0)%                                                               (92,751)
                      TOTAL NET ASSETS-100%                                                                            $ 337,359,249


1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS




SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007